Annual Total Returns [BarChart] - PGIM CORPORATE BOND FUND - Class Z	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2010	9.93%
Annual Return 2011	7.21%
Annual Return 2012	3.70%
Annual Return 2013	(2.34%)
Annual Return 2014	6.37%
Annual Return 2015	(1.20%)
Annual Return 2016	7.49%
Annual Return 2017	6.30%
Annual Return 2018	(2.89%)
Annual Return 2019	13.89%

[1]	The total return for Class Z shares for the period from January 1, 2020 through June 30, 2020 was 4.07%. Note: Effective as of May 28, 2015, the Fund’s Class T shares were re-named as Class Z shares.